UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-22930

                              USCF ETF Trust
(Exact name of registrant as specified in charter)

1850 Mt. Diablo Blvd., Suite 640

                               Walnut Creek, CA 94596
(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart Crumbaugh

1850 Mt. Diablo Blvd., Suite 640

                              Walnut Creek, CA 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code:  510-522-9600

Date of fiscal year end:  June 30

Date of reporting period:  June 30, 2020

EXPLANATORY NOTE:

The Registrant is filing this amendment (the “Amendment”) to its report on Form N-CSR for the period ended June 30, 2020, originally filed with the Securities and Exchange Commission on September 2, 2020 (Accession Number 0001171200-20-000566) (the “Original Report”), solely for the purpose of including the full Schedule of Investments in securities of unaffiliated issuers for the USCF SummerHaven SHPEI Index Fund, including an updated report of the independent registered public accounting firm, under Item 6(a) of Form N-CSR, and to file updated certifications. This Amendment to the Original Report does not reflect events occurring after the filing of the Original Report, or, other than the aforementioned inclusions and updated certifications, modify or update the disclosures therein.

Items 1 through 5, 6(b) through 13(a)(1), 13(a)(3), and 13(a)(4) of the Report are incorporated herein by reference to the Original Report.

1

Item 6. Investments.

(a)	The following is a full Schedule of Investments in securities of unaffiliated issuers for the USCF SummerHaven SHPEI Index Fund, including an updated report of the independent registered public accounting firm, as of the close of the period ended June 30, 2020.

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

SCHEDULE OF INVESTMENTS

AT JUNE 30, 2020

	% of Total Net Assets	Shares	Market Value
Common Stocks	100.3%
Advertising	0.2%
National CineMedia, Inc.	0.2%	510	$1,515
Agriculture	0.3%
Universal Corp.	0.3%	46	1,955
Airlines	0.5%
Hawaiian Holdings, Inc.	0.3%	126	1,769
SkyWest, Inc.	0.2%	54	1,762
			3,531
Apparel	0.7%
Rocky Brands, Inc.	0.3%	116	2,385
Weyco Group, Inc.	0.4%	125	2,699
			5,084
Auto Manufacturers	0.7%
Navistar International Corp.(a)	0.4%	94	2,651
Wabash National Corp.	0.3%	228	2,421
			5,072
Auto Parts & Equipment	4.0%
American Axle & Manufacturing Holdings, Inc.(a)	0.3%	304	2,310
Commercial Vehicle Group, Inc.(a)	0.2%	456	1,318
Cooper Tire & Rubber Co.	0.4%	101	2,789
Cooper-Standard Holdings, Inc.(a)	0.1%	83	1,100
Dana, Inc.	0.3%	176	2,145
Goodyear Tire & Rubber Co.	0.3%	224	2,004
Lear Corp.	0.4%	27	2,944
Meritor, Inc.(a)	0.4%	161	3,188
Miller Industries, Inc.	0.4%	100	2,977
Modine Manufacturing Co.(a)	0.2%	252	1,391
Tenneco, Inc. – Class A(a)	0.4%	350	2,646
Visteon Corp.(a)	0.6%	71	4,863
			29,675
Banks	13.1%
Ames National Corp.	0.3%	119	2,349
BancFirst Corp.	0.3%	62	2,515
C&F Financial Corp.	0.3%	62	2,062
Capital City Bank Group, Inc.	0.4%	127	2,661
Capstar Financial Holdings, Inc.	0.4%	236	2,832
Carter Bank & Trust	0.2%	169	1,364
CBTX, Inc.	0.3%	109	2,289
Chemung Financial Corp.	0.3%	71	1,938
Codorus Valley Bancorp, Inc.	0.3%	147	2,033

See Report of Independent Registered Public Accounting Firm.

2

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

SCHEDULE OF INVESTMENTS

AT JUNE 30, 2020 (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks (continued)
Banks (continued)
Colony Bankcorp, Inc.	0.3%	190	$2,236
Enterprise Bancorp, Inc.	0.4%	114	2,715
Esquire Financial Holdings, Inc.(a)	0.3%	143	2,417
Farmers National Banc Corp.	0.4%	233	2,763
First Community Bankshares, Inc.	0.3%	103	2,312
First Financial Corp.	0.5%	92	3,389
Franklin Financial Services Corp.	0.3%	99	2,564
Hanmi Financial Corp.	0.2%	147	1,427
Hawthorn Bancshares, Inc.	0.4%	158	3,111
Independent Bank Corp.	0.3%	164	2,435
Macatawa Bank Corp.	0.3%	325	2,542
Mackinac Financial Corp.	0.3%	207	2,147
Merchants Bancorp	0.5%	197	3,643
Metropolitan Bank Holding Corp.(a)	0.4%	86	2,759
National Bankshares, Inc.	0.3%	91	2,603
Northeast Bank	0.4%	160	2,808
Northrim BanCorp, Inc.	0.3%	94	2,363
OFG Bancorp	0.3%	146	1,952
Ohio Valley Banc Corp.	0.3%	97	2,187
OP Bancorp	0.3%	349	2,408
Parke Bancorp, Inc.	0.3%	173	2,344
Peoples Bancorp of North Carolina, Inc.	0.3%	121	2,138
People’s Utah Bancorp(a)	0.4%	125	2,809
Popular, Inc.	0.3%	62	2,305
Preferred Bank	0.3%	60	2,571
Premier Financial Bancorp, Inc.	0.3%	204	2,615
Shore Bancshares, Inc.	0.3%	220	2,440
Sierra Bancorp	0.3%	129	2,436
SmartFinancial, Inc.	0.3%	152	2,459
Southern First Bancshares, Inc.(a)	0.3%	95	2,632
TrustCo Bank Corp.	0.4%	423	2,678
			98,251
Beverages	0.2%
Farmer Bros Co.(a)	0.2%	192	1,409
Biotechnology	1.0%
Acorda Therapeutics, Inc.(a)	0.0%	481	353
AMAG Pharmaceuticals, Inc.(a)	0.4%	355	2,716
Arena Pharmaceuticals, Inc.(a)	0.6%	71	4,470
			7,539
Building Materials	2.7%
Boise Cascade Co.	0.6%	116	4,363

See Report of Independent Registered Public Accounting Firm.

3

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

SCHEDULE OF INVESTMENTS

AT JUNE 30, 2020 (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks (continued)
Building Materials (continued)
Builders FirstSource, Inc.(a)	0.6%	209	$4,326
CaesarStone Sdot Yam Ltd.	0.3%	215	2,548
Louisiana-Pacific Corp.	0.5%	132	3,386
Masonite International Corp.(a)	0.6%	59	4,589
Select Interior Concepts, Inc. – Class A(a)	0.1%	278	973
			20,185
Chemicals	1.8%
AdvanSix, Inc.(a)	0.2%	138	1,620
Chemours Co.	0.4%	181	2,778
Huntsman Corp.	0.4%	170	3,055
Kronos Worldwide, Inc.	0.3%	236	2,457
Orion Engineered Carbons SA	0.3%	171	1,811
Rayonier Advanced Materials, Inc.(a)	0.2%	609	1,711
			13,432
Coal	0.6%
CONSOL Energy, Inc.(a)	0.1%	141	715
Hallador Energy Co.	0.0%	575	377
Ramaco Resources, Inc.(a)	0.2%	627	1,342
Warrior Met Coal, Inc.	0.3%	137	2,108
			4,542
Commercial Services	4.9%
Aaron’s, Inc.	0.3%	50	2,270
American Public Education, Inc.(a)	0.5%	119	3,522
Barrett Business Services, Inc.	0.4%	50	2,656
BG Staffing, Inc.	0.3%	170	1,924
Deluxe Corp.	0.3%	91	2,142
Ennis, Inc.	0.4%	161	2,921
Green Dot Corp. – Class A(a)	0.5%	82	4,025
Heidrick & Struggles International, Inc.	0.3%	121	2,616
K12, Inc.(a)	0.4%	117	3,187
Korn Ferry	0.4%	100	3,073
ManpowerGroup, Inc.	0.3%	33	2,269
Rent-A-Center, Inc.	0.5%	130	3,617
TrueBlue, Inc.(a)	0.3%	151	2,306
			36,528
Computers	1.0%
Insight Enterprises, Inc.(a)	0.5%	73	3,592
Unisys Corp.(a)	0.5%	349	3,807
			7,399

See Report of Independent Registered Public Accounting Firm.

4

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

SCHEDULE OF INVESTMENTS

AT JUNE 30, 2020 (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks (continued)
Cosmetics & Personal Care	0.5%
Edgewell Personal Care Co.(a)	0.5%	111	$3,459
Distribution & Wholesale	0.9%
Fossil Group, Inc.(a)	0.2%	321	1,493
H&E Equipment Services, Inc.	0.3%	135	2,495
ScanSource, Inc.(a)	0.4%	114	2,746
			6,734
Diversified Financial Services	2.4%
Altisource Portfolio Solutions SA(a)	0.3%	171	2,520
Brightsphere Investment Group, Inc.	0.5%	300	3,738
Curo Group Holdings Corp.	0.4%	330	2,696
Enova International, Inc.(a)	0.3%	147	2,186
Greenhill & Co., Inc.	0.3%	241	2,408
Waddell & Reed Financial, Inc. – Class A	0.4%	207	3,210
Westwood Holdings Group, Inc.	0.2%	93	1,465
			18,223
Electrical Components & Equipment	0.4%
Insteel Industries, Inc.	0.4%	152	2,899
Electronics	5.1%
Arrow Electronics, Inc.(a)	0.4%	44	3,022
Atkore International Group, Inc.(a)	0.5%	146	3,993
Avnet, Inc.	0.3%	73	2,036
Benchmark Electronics, Inc.	0.4%	142	3,067
Comtech Telecommunications Corp.	0.3%	130	2,196
Jabil, Inc.	0.4%	100	3,208
Kimball Electronics, Inc.(a)	0.4%	236	3,195
Sanmina Corp.(a)	0.4%	114	2,855
SMART Global Holdings, Inc.(a)	0.5%	133	3,615
Tech Data Corp.(a)	0.7%	35	5,072
TTM Technologies, Inc.(a)	0.6%	350	4,151
Zagg, Inc.(a)	0.2%	481	1,510
			37,920
Energy-Alternate Sources	0.5%
FutureFuel Corp.	0.5%	300	3,585
Engineering & Construction	3.5%
Aegion Corp.(a)	0.4%	187	2,968
IES Holdings, Inc.(a)	0.6%	190	4,402
MasTec, Inc.(a)	0.4%	65	2,917
MYR Group, Inc.(a)	0.4%	97	3,095
Primoris Services Corp.	0.4%	170	3,019
Sterling Construction Co., Inc.(a)	0.4%	262	2,743

See Report of Independent Registered Public Accounting Firm.

5

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

SCHEDULE OF INVESTMENTS

AT JUNE 30, 2020 (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks (continued)
Engineering & Construction (continued)
Tutor Perini Corp.(a)	0.4%	249	$3,033
VSE Corp.	0.5%	127	3,986
			26,163
Food	3.0%
Natural Grocers by Vitamin Cottage, Inc.	0.7%	343	5,104
SpartanNash Co.	0.9%	312	6,630
United Natural Foods, Inc.(a)	0.9%	364	6,628
Weis Markets, Inc.	0.5%	84	4,210
			22,572
Forest Products & Paper	1.3%
Clearwater Paper Corp.(a)	0.8%	171	6,178
Domtar Corp.	0.2%	81	1,710
Verso Corp. – Class A	0.3%	174	2,081
			9,969
Hand & Machine Tools	0.3%
Hurco Cos., Inc.	0.3%	87	2,433
Healthcare-Services	1.1%
MEDNAX, Inc.(a)	0.3%	144	2,463
Molina Healthcare, Inc.(a)	0.8%	33	5,873
			8,336
Home Furnishings	1.0%
Ethan Allen Interiors, Inc.	0.2%	160	1,893
Flexsteel Industries, Inc.	0.4%	218	2,753
Hooker Furniture Corp.	0.4%	161	3,132
			7,778
Household Products & Wares	0.4%
ACCO Brands Corp.	0.4%	443	3,145
Insurance	3.4%
American Equity Investment Life Holding Co.	0.4%	131	3,237
American National Insurance Co.	0.4%	39	2,811
Employers Holdings, Inc.	0.3%	83	2,502
Hallmark Financial Services, Inc.(a)	0.1%	246	859
HCI Group, Inc.	0.5%	89	4,110
Heritage Insurance Holdings, Inc.	0.4%	215	2,814
Investors Title Co.	0.5%	32	3,882
NI Holdings, Inc.(a)	0.4%	184	2,718
Stewart Information Services Corp.	0.4%	81	2,633
			25,566

See Report of Independent Registered Public Accounting Firm.

6

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

SCHEDULE OF INVESTMENTS

AT JUNE 30, 2020 (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks (continued)
Internet	2.2%
ePlus, Inc.(a)	0.5%	59	$4,170
Stamps.com, Inc.(a)	1.7%	68	12,491
			16,661
Iron & Steel	1.2%
Commercial Metals Co.	0.5%	190	3,876
Steel Dynamics, Inc.	0.4%	117	3,053
United States Steel Corp.	0.3%	242	1,747
			8,676
Leisure Time	1.3%
MasterCraft Boat Holdings, Inc.(a)	0.5%	184	3,505
Vista Outdoor, Inc.(a)	0.8%	405	5,852
			9,357
Machinery-Construction & Mining	1.1%
Manitowoc Co., Inc.(a)	0.3%	215	2,339
Oshkosh Corp.	0.5%	46	3,295
Terex Corp.	0.3%	120	2,252
			7,886
Machinery-Diversified	0.9%
Briggs & Stratton Corp.	0.1%	344	451
Columbus McKinnon Corp.	0.3%	80	2,676
DXP Enterprises, Inc.(a)	0.3%	99	1,971
Twin Disc, Inc.(a)	0.2%	249	1,379
			6,477
Media	0.7%
Gannett Co., Inc.	0.1%	593	818
Tribune Publishing Co.	0.6%	423	4,226
			5,044
Metal Fabricate & Hardware	2.2%
Eastern Co.	0.3%	132	2,359
Olympic Steel, Inc.	0.4%	274	3,220
Park-Ohio Holdings Corp.	0.3%	119	1,974
Ryerson Holding Corp.(a)	0.3%	423	2,381
Synalloy Corp.(a)	0.2%	224	1,676
TimkenSteel Corp.(a)	0.3%	452	1,758
Tredegar Corp.	0.4%	211	3,249
			16,617
Mining	0.2%
Alcoa Corp.(a)	0.2%	142	1,596

See Report of Independent Registered Public Accounting Firm.

7

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

SCHEDULE OF INVESTMENTS

AT JUNE 30, 2020 (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks (continued)
Mining (continued)
Contura Energy, Inc.(a)	0.0%	60	$182
			1,778
Miscellaneous Manufacturing	2.0%
EnPro Industries, Inc.	0.3%	44	2,169
Lydall, Inc.(a)	0.3%	169	2,291
Smith & Wesson Brands, Inc.(a)	1.1%	388	8,350
Trinseo SA	0.3%	98	2,172
			14,982
Oil & Gas	4.6%
Antero Resources Corp.(a)	0.2%	648	1,646
CNX Resources Corp.(a)	0.6%	490	4,238
CVR Energy, Inc.	0.2%	75	1,508
Delek US Holdings, Inc.	0.2%	80	1,393
EQT Corp.	0.4%	228	2,713
Goodrich Petroleum Corp.(a)	0.3%	295	2,124
HollyFrontier Corp.	0.3%	80	2,336
Mammoth Energy Services, Inc.(a)	0.1%	462	545
Montage Resources Corp.(a)	0.3%	671	2,650
Murphy USA, Inc.(a)	0.8%	52	5,855
PBF Energy, Inc. – Class A	0.2%	122	1,249
Penn Virginia Corp.(a)	0.1%	122	1,163
ProPetro Holding Corp.(a)	0.1%	169	869
Range Resources Corp.	0.4%	560	3,153
SandRidge Energy, Inc.(a)	0.1%	503	649
SilverBow Resources, Inc.(a)	0.1%	267	857
Talos Energy, Inc.(a)	0.2%	130	1,196
			34,144
Oil & Gas Services	1.3%
Exterran Corp.(a)	0.2%	242	1,304
FTS International, Inc.(a)	0.0%	24	166
National Energy Services Reunited Corp.(a)	0.4%	408	2,807
Newpark Resources, Inc.(a)	0.1%	478	1,066
Nextier Oilfield Solutions, Inc.(a)	0.3%	1,050	2,572
Nine Energy Service, Inc.(a)	0.1%	204	398
RPC, Inc.(a)	0.2%	486	1,497
			9,810
Pharmaceuticals	1.8%
Collegium Pharmaceutical, Inc.(a)	0.6%	272	4,760
Lannett Co., Inc.(a)	0.6%	570	4,138
Mallinckrodt PLC(a)	0.1%	421	1,128

See Report of Independent Registered Public Accounting Firm.

8

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

SCHEDULE OF INVESTMENTS

AT JUNE 30, 2020 (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks (continued)
Pharmaceuticals (continued)
SIGA Technologies, Inc.(a)	0.5%	601	$3,552
			13,578
Real Estate	0.5%
Realogy Holdings Corp.	0.5%	512	3,794
Retail	11.4%
Abercrombie & Fitch Co. – Class A	0.3%	208	2,213
Big Lots, Inc.	0.7%	129	5,418
BMC Stock Holdings, Inc.(a)	0.6%	170	4,274
Brinker International, Inc.	0.2%	80	1,920
Buckle, Inc.	0.4%	208	3,261
Citi Trends, Inc.	0.6%	220	4,448
Conn’s, Inc.(a)	0.3%	201	2,028
Container Store Group, Inc.(a)	0.2%	454	1,471
Foot Locker, Inc.	0.3%	71	2,070
GameStop Corp. – Class A(a)	0.4%	629	2,730
GMS, Inc.(a)	0.5%	157	3,861
Group 1 Automotive, Inc.	0.3%	37	2,441
Hibbett Sports, Inc.(a)	0.5%	168	3,518
Kohl’s Corp.	0.2%	77	1,599
La-Z-Boy, Inc. – Class Z	0.4%	114	3,085
Macy’s, Inc.	0.1%	153	1,053
MarineMax, Inc.(a)	0.6%	208	4,657
Michaels Cos., Inc.(a)	0.4%	411	2,906
Nordstrom, Inc.	0.2%	98	1,518
PC Connection, Inc.	0.6%	92	4,265
PetMed Express, Inc.	1.1%	229	8,162
Sally Beauty Holdings, Inc.(a)	0.5%	273	3,421
Shoe Carnival, Inc.	0.5%	136	3,981
Signet Jewelers Ltd.	0.3%	201	2,064
Tailored Brands, Inc.	0.1%	569	534
Urban Outfitters, Inc.(a)	0.3%	142	2,161
World Fuel Services Corp.	0.3%	84	2,164
Zumiez, Inc.(a)	0.5%	146	3,997
			85,220
Savings & Loans	1.5%
BankFinancial Corp.	0.3%	245	2,058
First Capital, Inc.	0.5%	56	3,890
FS Bancorp, Inc.	0.4%	82	3,163
Timberland Bancorp, Inc.	0.3%	130	2,367
			11,478

See Report of Independent Registered Public Accounting Firm.

9

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

SCHEDULE OF INVESTMENTS

AT JUNE 30, 2020 (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks (continued)
Semiconductors	5.1%
Alpha & Omega Semiconductor Ltd.(a)	0.6%	407	$4,428
Amkor Technology, Inc.(a)	0.8%	479	5,896
Axcelis Technologies, Inc.(a)	0.9%	240	6,684
Diodes, Inc.(a)	0.6%	94	4,766
Photronics, Inc.(a)	0.6%	409	4,552
Synaptics, Inc.(a)	0.8%	105	6,313
Ultra Clean Holdings, Inc.(a)	0.8%	247	5,590
			38,229
Software	0.9%
Avaya Holdings Corp.(a)	0.5%	306	3,782
Donnelley Financial Solutions, Inc.(a)	0.3%	250	2,100
Inspired Entertainment, Inc.(a)	0.1%	376	1,091
			6,973
Telecommunications	0.5%
Preformed Line Products Co.	0.5%	71	3,551
Transportation	4.8%
ArcBest Corp.	0.5%	129	3,420
Echo Global Logistics, Inc.(a)	0.5%	173	3,740
Marten Transport Ltd.	0.6%	192	4,831
PAM Transportation Services, Inc.(a)	0.3%	60	1,845
Radiant Logistics, Inc.(a)	0.3%	589	2,315
Saia, Inc.(a)	0.9%	61	6,782
SEACOR Holdings, Inc.(a)	0.3%	83	2,350
Universal Logistics Holdings, Inc.	0.3%	142	2,468
Werner Enterprises, Inc.	0.6%	100	4,353
XPO Logistics, Inc.(a)	0.5%	52	4,017
			36,121
Trucking & Leasing	0.6%
General Finance Corp.(a)	0.4%	442	2,966
Willis Lease Finance Corp.(a)	0.2%	67	1,627
			4,593
Total Investments
(Cost $1,078,060)	100.3%		749,868
Liabilities in Excess of Other Assets	(0.3)%		(2,550)
Total Net Assets	100.0%		$747,318

(a) Non-income producing security.

See Report of Independent Registered Public Accounting Firm.

10

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND

SCHEDULE OF INVESTMENTS

AT JUNE 30, 2020 (concluded)

Summary of Investments by Country^
United States	99.7%
Luxembourg	0.3
100 .0%

Summary of Investments by Sector^
Industrial	23.5%
Financial	21.0
Consumer, Cyclical	20.3
Consumer, Non-cyclical	13.1
Technology	7.0
Energy	7.0
Basic Materials	4.5
Communications	3.6
100 .0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.

See Report of Independent Registered Public Accounting Firm.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

USCF ETF Trust

Opinion on the Financial Statements

We have audited the accompanying schedule of investments of USCF SummerHaven SHPEI Index Fund (“BUY”, the “Fund”) (a series of the USCF ETF Trust, the “Trust”) as of June 30, 2020. In our opinion, the financial statement presents fairly, in all material respects, the schedule of the investments of the Fund as of June 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

This financial statement is the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s schedules of investments based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit provides a reasonable basis for our opinion.

/s/ Spicer Jeffries LLP

We have served as the Trust’s auditor since 2014.

Denver, Colorado

January 8, 2021

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Item 13. Exhibits.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USCF ETF Trust

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer (Principal Executive Officer)

Date	1/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer (Principal Executive Officer)

Date	1/8/2021

By (Signature and Title)*	/s/ Stuart P. Crumbaugh
Stuart P.Crumbaugh, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	1/8/2021

* Print the name and title of each signing officer under his or her signature.

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